PROVISIONS - Provisions by Type (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Provisions	$ 1,846	$ 1,962
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Provisions	1,602	1,751
Post-retirement benefits provision [Member]
Disclosure of other provisions [line items]
Provisions	33	34
Share-based payment arrangements
Disclosure of other provisions [line items]
Provisions	50	23
Other employee benefits [Member]
Disclosure of other provisions [line items]
Provisions	30	32
Miscellaneous other provisions [member]
Disclosure of other provisions [line items]
Provisions	$ 131	$ 122